Label	Element	Value
First State Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
First State Global Listed Infrastructure Fund

Class I	FLIIX

A series of Advisors Series Trust (the "Trust")

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated February 28, 2018

Effective immediately, at the request of First State Investments (US) LLC (the "Adviser"), investment adviser to the First State Global Listed Infrastructure Fund (the "Fund"), the Board of Trustees (the "Board") of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. Pursuant to the amended Investment Advisory Agreement, the Fund's advisory fee will be reduced from 0.80% to 0.75%.

Also effective immediately, the Board approved, at the request of the Adviser, an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser. Pursuant to the amended Operating Expenses Limitation Agreement, the Fund's Expense Cap will be reduced from 0.99% to 0.85% (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as a shareholder servicing plan fee). The Fund's total annual fund operating expenses after waivers and reimbursements will be 0.95%.

•	In connection with these reductions, the "Fees and Expenses of the Fund" section on page 1 of the Fund's Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	First State Global Listed Infrastructure Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 27, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first and second year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * * * * * * Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.
First State Global Listed Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	3.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.58%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,232

[1]	First State Investments (US) LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, extraordinary expenses and class specific expenses such as a shareholder servicing plan fee) in order to limit the Total Annual Fund Operating Expenses to 0.85% of average daily net assets of the Fund's Class I shares (the "Expense Cap"). The Expense Cap will remain in effect through at least February 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.